Securities	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Securities
(2)	Securities:

Securities, which consist of debt and equity investments, have been classified in the consolidated balance sheets according to management’s intent. The carrying amount of securities and their estimated fair values follow:

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Available for Sale:
U.S. Treasury securities	$3,977	3	—	3,980
U.S. Agency securities:	101,654	2,125	(527)	103,252
Tax free municipal bonds	57,399	3,814	(166)	61,047
Taxable municipal bonds	11,871	235	(63)	12,043
Trust preferred securities	1,600	—	(111)	1,489
Commercial bonds	2,000	7	—	2,007
Mortgage-backed securities:
GNMA	27,535	670	(122)	28,083
FNMA	50,617	694	(536)	50,775
FHLMC	3,276	38	—	3,314
SLMA CMOs	9,895	—	(252)	9,643
AGENCY CMOs	28,024	176	(205)	27,995

	$297,848	7,762	(1,982)	303,628

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Available for Sale:
U.S. government and agency securities:	$120,608	1,856	(2,441)	120,023
Tax free municipal bonds	64,291	2,066	(898)	65,459
Taxable municipal bonds	18,337	458	(738)	18,057
Trust preferred securities	1,600	—	(111)	1,489
Commercial bonds	2,000	—	(16)	1,984
Mortgage-backed securities:
GNMA	17,327	590	(142)	17,775
FNMA	70,104	526	(1,938)	68,692
FHLMC	1,301	35	—	1,336
SLMA CMOs	8,459	—	(374)	8,085
AGENCY CMOs	16,296	134	(420)	16,010

	$320,323	5,665	(7,078)	318,910

The scheduled maturities of debt securities available for sale at December 31, 2014, were as follows:

	Amortized Cost	Estimated Fair Value
2014
Due within one year	$4,830	4,927
Due in one to five years	21,564	21,818
Due in five to ten years	41,683	42,613
Due after ten years	33,119	35,380

	101,196	104,738
Amortizing agency bonds	77,305	79,080
Mortgage-backed securities	119,347	119,810

Total unrestricted securities available for sale	$297,848	303,628

The scheduled maturities of debt securities available for sale at December 31, 2013, were as follows:

2013	Amortized Cost	Estimated Fair Value

Due within one year	$501	505
Due in one to five years	12,630	12,954
Due in five to ten years	38,192	37,364
Due after ten years	49,284	49,314

	100,607	100,137
Amortizing agency bonds	106,229	106,875
Mortgage-backed securities	113,487	111,898

Total unrestricted securities available for sale	$320,323	318,910

The FHLB stock is an equity interest in the Federal Home Loan Bank. FHLB stock does not have a readily determinable fair value because ownership is restricted and a market is lacking. FHLB stock is classified as a restricted investment security, carried at cost and evaluated for impairment.

The estimated fair value and unrealized loss amounts of temporarily impaired investments as of December 31, 2014, are as follows:

	Less than 12 months		12 months or longer		Total
December 31, 2014	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Available for sale
U.S. government and agency securities:
Agency debt securities	$14,021	(20)	29,156	(507)	43,177	(527)
Taxable municipals	—	—	4,785	(63)	4,785	(63)
Tax free municipals	—	—	6,647	(166)	6,647	(166)
Trust preferred securities	—	—	1,489	(111)	1,489	(111)
Mortgage-backed securities:
GNMA	12,568	(108)	2,895	(14)	15,463	(122)
FNMA	—	—	18,927	(536)	18,927	(536)
SLMA CMOs	1,923	(14)	7,720	(238)	9,643	(252)
AGENCY CMOs	9,545	(91)	7,685	(114)	17,230	(205)

Total Available for Sale	$38,057	(233)	79,304	(1,749)	117,361	(1,982)

The estimated fair value and unrealized loss amounts of temporarily impaired investments as of December 31, 2013, are as follows:

	Less than 12 months		12 months or longer		Total
December 31, 2013	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Available for sale
U.S. government and agency securities:
Agency debt securities	$44,968	(2,107)	6,793	(334)	51,761	(2,441)
Taxable municipals	7,903	(660)	797	(78)	8,700	(738)
Tax free municipals	9,848	(692)	3,720	(206)	13,568	(898)
Trust preferred securities	—	—	1,489	(111)	1,489	(111)
Commercial bonds	1,984	(16)	—	—	1,984	(16)
Mortgage-backed securities:
GNMA	5,320	(128)	1,551	(14)	6,871	(142)
FNMA	42,464	(1,626)	6,746	(312)	49,210	(1,938)
NON-AGENCY CMOs	5,224	(374)	—	—	5,224	(374)
AGENCY CMOs	7,031	(223)	1,844	(197)	8,875	(420)

Total Available for Sale	$124,742	(5,826)	22,940	(1,252)	147,682	(7,078)

(2)	Securities: (Continued)

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluations. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At December 31, 2014, the Company has 67 securities with unrealized losses. With the exception of a subordinated debenture discussed below, Management believes these unrealized losses relate to changes in interest rates and not credit quality. Management also believes the Company has the ability to hold these securities until maturity or for the foreseeable future and therefore no declines are deemed to be other than temporary.

The carrying value of the Company’s investment securities may decline in the future if the financial condition of issuers deteriorates and management determines it is probable that the Company will not recover the entire amortized cost bases of the securities. As a result, there is a risk that other-than-temporary impairment charges may occur in the future.

In June of 2008, the Company purchased $2.0 million par value of a private placement subordinated debenture issued by First Financial Services Corporation (“FFKY”), the holding Company for First Federal Savings Bank (“First Fed”). The debenture is a thirty year security with a coupon rate of 8.00%. FFKY is a NASDAQ listed commercial bank holding company located in Elizabethtown, Kentucky. In October of 2010, FFKY informed the owners of its subordinated trust, including the Company, that it was deferring the dividend payments for up to five years as prescribed by the trust.

At September 30, 2013, the Company recognized a $400,000 impairment charge due against this security. The impairment charge was recognized due to management’s financial analysis of the issuing institution and our opinion that it would be unable to make dividend payments after the five year extension expired. The current par value of the security is $1.6 million, which reflects the impairment charge taken. At December 31, 2014, the Company has determined that our Company’s investment in FFKY remained impaired.

(2)	Securities: (Continued)

During 2014, the Company sold investment securities classified as available for sale for proceeds of $75.3 million resulting in gross gains of $788,000 and gross losses of $210,000. During 2013, the Company sold investment securities classified as available for sale for proceeds of $68.5 million resulting in gross gains of $1.7 million and gross losses of $33,000. During 2012, the Company sold investment securities classified as available for sale for proceeds of $69.0 million resulting in gross gains of $1.8 million and gross losses of $115,000.

As part of its normal course of business, the Bank holds significant balances of municipal and other deposits that require the Bank to pledge investment instruments as collateral. At December 31, 2014, the Bank pledged investments with a book value of $181.8 million and a market value of approximately $192.8 million to various municipal entities as required by law. In addition, the Bank has provided $11.0 million of letters of credit issued by the Federal Home Loan Bank of Cincinnati to collateralize municipal deposits. The collateral for these letters of credit are the Bank’s one to four family loan portfolio.